EQUITY	6 Months Ended
Apr. 30, 2022
EQUITY
EQUITY

NOTE 9 – EQUITY

Ordinary Shares

The Company’s outstanding share capital consists of Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares shall at all times vote together as one class on all resolutions submitted to a vote by the shareholders. Each Class B ordinary share shall entitle the holder thereof to eighteen (18) votes on all matters subject to vote at general meetings of the Company, and each Class A ordinary share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class B ordinary share is convertible into one (1) Class A ordinary share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B ordinary share delivering a written notice to the Company that such holder elects to convert a specified number of Class B ordinary shares into Class A ordinary shares. In no event shall Class A ordinary shares be convertible into Class B ordinary shares.

Ordinary Shares Issued for Services

During the six months ended April 30, 2022, the Company issued a total of 2,136,000 shares of its ordinary stock pursuant to its 2021 performance incentive plan for services rendered. These shares were valued at $2,588,828, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded stock-based compensation expense of $2,588,828 for the six months ended April 30, 2022.

2021 Performance Incentive Plan

The Company filed a registration statement on Form S-8 on December 3, 2021 and reserved 5,000,000 Class A ordinary shares for issuance thereunder. During the six months ended April 30, 2022, the Company issued 2,136,000 shares of its Class A ordinary stock pursuant to the 2021 performance incentive plan, of which, 1,400,000 shares were issued to its officers and directors.

Warrants

Stock warrants activities during the six months ended April 30, 2022 were as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2021	3,545,000	$7.77
Granted	—	—
Exercised	—	—
Outstanding at April 30, 2022	3,545,000	$7.77
Warrants exercisable at April 30, 2022	3,545,000	$7.77

Both the stock warrants outstanding and stock warrants exercisable at April 30, 2022 had no intrinsic value.

NOTE 9 – EQUITY (continued)

Warrants (continued)

The following table summarizes the shares of the Company’s ordinary shares issuable upon exercise of warrants outstanding at April 30, 2022:

Warrants Outstanding			Warrants Exercisable
				Weighted
Range of				Average
Exercise	Number Outstanding	Weighted Average Remaining	Number Exercisable at	Exercise
Price	at April 30, 2022	Contractual Life (Years)	April 30, 2022	Price
$5.00	270,000	1.75	270,000	$5.00
8.00	3,275,000	4.12	3,275,000	8.00
$5.00 – 8.00	3,545,000	3.94	3,545,000	$7.77